AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 07/10/00


                               FILE NOS: 811-9443
                                    333-82745

                       SECURITIES AND EXCHANGE COMMISSION
                             ----------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
Pre-Effective Amendment No.                                      [1]
Post-Effective Amendment No.                                     [ ]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X]
Amendment No.                                                    [1]

                        (Check appropriate box or boxes.)

                               GEMINI FUNDS, INC.
                         -------------------------------
               (Exact name of Registrant as Specified in Charter)

                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                            ------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  201-418-8988
                                  ------------
                              Mr. Marcel Engenheiro
                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                     ---------------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                  4747 Research Forest Drive, Suite 180, # 303
                             The Woodlands, TX 77381
                                  ------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall became effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                                                      PROSPECTUS
                                                                 August 15, 2000

                                THE GEMINI GLOBAL
                                INTERNET FUND(TM)

                        A Portfolio of Gemini Funds, Inc.
                            95 River Street, Suite 5A
                                Hoboken, NJ 07030
                                 1-877-593-8637

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a crime.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

FUND SUMMARY .............................................................     3

FEES AND EXPENSES ........................................................     5

MANAGEMENT OF THE FUND ...................................................     7

HOW TO BUY SHARES ........................................................     8

HOW TO SELL (REDEEM) SHARES ..............................................    14

DIVIDENDS AND DISTRIBUTIONS ..............................................    17

FEDERAL TAXES ............................................................    17

GENERAL INFORMATION ......................................................    18

FOR MORE INFORMATION .....................................................    20
--------------------------------------------------------------------------------

                                  FUND SUMMARY

                              INVESTMENT OBJECTIVE

The Fund seeks to achieve capital appreciation.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its total assets in the common stock and securities convertible into common stock of both domestic and international "Internet Companies."

"Internet Companies" are companies that:

o Organize and deliver products, services and key business processes relating to the internet;
o Supply and develop software and hardware which provide the enabling internet infrastructure;
o Supply and develop communications technology, information and business services to enable the internet's infrastructure; and
o Derive at least 50% of their revenues, profits or assets from internet technology.

The internet is a globally linked, decentralized network of computers interconnected through a high-speed communications infrastructure that enables users to communicate electronically, access and share information and conduct electronic commerce.

The  Fund's  investment  adviser,   Gemini  Management  &  Research,   LLC  (the
"Adviser"), will use a combination of "sector specific" and "company specific" approaches to stock selection and will invest in companies that it believes will be able to achieve and sustain a competitive advantage and leadership position within their internet related industries. To choose these companies, the Adviser will conduct extensive fundamental research to identify:

o Companies that are developing innovative technologies, products and services that have an internet application;
o Companies whose products and services will directly benefit from increased exposure to and use of the internet;
o Established companies that are repositioning their business so as to generate and derive greater revenue streams from internet-related applications, products and services;
o Companies that are currently successfully employing internet strategies or technologies in developing their businesses.

The Fund may also, from time-to-time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Fund takes such a temporary defensive position, it will not be investing according to its objective and it may not achieve its investment objective.

                           PRINCIPAL INVESTMENT RISKS

The Fund is subject to the following principal investment risks:

General Risks- As with all mutual funds, you may lose money by investing in the Fund. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news, so when you sell your Fund shares, they may be worth less than what you paid for them.

Stock Market Risks- The Fund invests primarily in common stock, so it is subject to the risks associated with common stocks, including price volatility and the creditworthiness of the issuing company. The stock market trades in a cyclical price pattern, with prices generally rising or falling over time. These cyclical periods may last for significant periods.

Small To Medium-Cap Stocks Risks- The Fund may invest in companies with smaller market capitalizations (less than $6 billion in market capitalization). These companies are relatively smaller, engaged in business mostly within their own geographic region, and may be less well-known to the investment community. Smaller, newer companies have more volatile share prices for several reasons. Small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. As a result, their stock prices react more violently to changes in the marketplace.

Issuer-Specific Changes- The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. The value of smaller issuers can be more volatile than that of larger issuers.

Management Risk- The Fund has no operating history, and the Fund's Adviser, Gemini Management &Research, LLC, has no previous experience advising a mutual fund. This may pose additional risks.

Foreign Securities Risks- Investments in foreign securities involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Further, foreign securities are often denominated in a currency other than the U.S. dollar. Accordingly, the Fund will be subject to the risks associated with fluctuations in currency values. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations.

Internet Sector Risks- The internet sector is subject to a rate of technological change that is generally higher than other sectors of the economy, often requiring extensive and sustained investment in research and development, and exposing companies in the sector to the risk of rapid product obsolescence. Changes resulting from technological innovations, governmental policies such as telephone, cable and anti-trust regulation and enforcement, and the need for regulatory approvals may have a negative impact on the companies within this sector. In addition, competitive pressures and changing demand, both domestic and international, may have a significant negative impact on the financial condition of the companies in which the Fund invests.

Non-Diversification Risks- Diversification is a way to reduce risk by investing in a broad range of stocks or other securities. The Fund is non-diversified. A "nondiversified" fund has the ability to take larger positions in a smaller number of issuers. Because the appreciation or depreciation of a single stock may have a greater impact on the net asset value ("NAV") of a nondiversified fund, its share price can be expected to fluctuate more than a comparable diversified fund. This fluctuation, if significant, may negatively affect the performance of the Fund.

                             PERFORMANCE INFORMATION

Because this is a new fund being offered for the first time by this prospectus, a bar chart and performance table reflecting the Fund's comparative performance is not yet available.

                                FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

-------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES:
-----------------
(Fees paid directly from your investment)                   CLASS A            CLASS B          CLASS C
                                                            -------            -------          -------
-------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES (as
a percentage of offering price)                               5.50%             NONE              NONE
-------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGES (as a percentage of
investment proceeds)                                          NONE              5.50%             1.00%
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES:
-------------------------------
(expenses that are deducted from Fund assets)                CLASS A           CLASS B           CLASS C
                                                             -------           -------           -------
-------------------------------------------------------------------------------------------------------
MANAGEMENT FEES1                                              1.50%             1.50%             1.50%
-------------------------------------------------------------------------------------------------------
12B-1 FEES2                                                   0.25%             1.00%             1.00%
-------------------------------------------------------------------------------------------------------
OTHER EXPENSES 3                                              0.00%             0.00%             0.00%
-------------------------------------------------------------------------------------------------------
                                                              -----             -----             -----
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.75%             2.50%             2.50%
-------------------------------------------------------------------------------------------------------

1. Includes investment advisory fees of 0.50% per annum and 1.00% per annum for administrative services, both of which are paid to the Fund's Adviser. The Adviser is responsible for providing, or arranging to provide, essentially all services required by the Fund. The Adviser may hire third parties to assist in providing these services.
2. You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

3. Because the Fund generally will pay fees only to the Adviser, the Fund does not anticipate incurring any "Other Expenses" during its first year of investment operations.

EXAMPLE: This example is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds.

The Example below assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest any dividends and distributions, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Total Annual Operating Expenses described above remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Time Period                Class A               Class B               Class C
-----------                -------               -------               -------

One Year                     $719                  $791                 $339

Three Years                 $1072                 $1106                 $736


If you did not redeem your shares, your fees would be:

Time Period                Class A               Class B               Class C
-----------                -------               -------               -------

One Year                     $719                  $239                  $239

Three Years                 $1072                  $736                  $736

The maximum front-end sales charge of 5.50% for Class A shares is included in these calculations. The maximum CDSC charges applicable to Class B and Class C shares are included in the calculations reflecting sales charges at time of redemption.

--------------------------------------------------------------------------------

                             MANAGEMENT OF THE FUND

Investment Adviser
------------------
The Company has entered into an investment advisory contract with Gemini Management & Research, LLC (the "Adviser"), 95 River Street, Hoboken, NJ 07030.

The Adviser manages the investment of the assets of the Fund in accordance with the Fund's investment objective, policies and restrictions. The Adviser was initially formed on July 9, 1999 and is registered as an investment advisory firm with the Securities and Exchange Commission. The Adviser was created to serve as investment adviser to the Fund, and presently the Fund is the Adviser's sole client, although the Adviser may provide investment advisory services to others in the future. The Adviser's principal business is the provision of investment advisory services. The Adviser receives from the Fund, as compensation for its services, a fee, accrued daily and payable monthly, at an annual rate of 0.50% of the Fund's net assets.

Marcel L. Engenheiro is the President and Chief Executive Officer of the Adviser and is a controlling shareholder. Mr. Engenheiro also serves as President and Director of Gemini Funds, Inc. (the "Company"), of which the Fund is a series.

Mr. Paulo da Silva and Mr. Mark M. Boehme are Managing Directors of the Adviser and serve as portfolio managers for the Fund. Together they are responsible for the day-to-day investment management of the Fund's assets, choose the investments for the Fund, and decide when to buy and sell the Fund's securities. Messrs. da Silva and Boehme are controlling shareholders of the Adviser and each is a Director of the Company.

From September, 1998 through August, 1999, Mr. da Silva served as an options and fixed income securities trader for Bank of America, NT & SA, Chicago, IL. From December 1995 through September 1998, Mr. da Silva was a professional securities trader for NationsBank, NA, working on trading desks in London, and Singapore. From September 1994 through 1995, Mr. da Silva worked as a clerk on the Toronto, Canada Stock Exchange.

Prior to joining the Adviser, Mr. Boehme was a Vice President and Senior Analyst with the Asset Management Group of Commerzbank, AG in New York City. Mr. Boehme's area of expertise is the technology sector of the US and international economies. Mr. Boehme has amassed over fifteen years of investment and financial services experience, having served in a variety of capacities for Bankers Trust Company, Merrill Lynch Capital Markets and Dunn & Bradstreet Corp.

You should be aware that although Messrs. da Silva and Boehme have extensive experience managing trading and investment portfolios, neither has any previous experience in providing investment management services to any registered investment company.

The Company has also entered into an Operating Services Agreement with the Adviser where the Adviser will provide, or arrange to provide, essentially all other services needed to the Fund. These services include transfer agent, accounting, distribution and custodial services. The Adviser receives from the Fund as compensation for its administrative services, a fee, accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's net assets. These contracts do not cover expenses incurred by the Fund for taxes, interest, brokerage fees, legal expenses for litigation, and other extraordinary expenses.

Under both agreements, the Adviser furnishes at its own expense office space to the Company and all necessary office facilities, equipment, and personnel for managing the assets of the Fund. The Adviser also pays all expenses of marketing shares of the Fund, and related bookkeeping.

                                HOW TO BUY SHARES

Determination of Share Price
----------------------------
Shares of the Fund are offered at the public offering price for each share class. The public offering price for Class A, Class B and Class C shares of the Fund is based upon the Fund's net asset value per share. Net asset value per share is calculated by adding the value of Fund investments, cash and other assets, subtracting Fund liabilities, and then dividing the result by the number of shares outstanding. The assets of the Fund are valued at market value or, if market quotes cannot be readily obtained, fair value is used as determined by the Board of Directors. The net asset value of the Fund's shares is computed on all days on which the New

York Stock Exchange is open for business at the close of regular trading hours on the Exchange, currently 4:00 p.m. East Coast time. The Fund's shares will not be priced on any National Holiday recognized by the NYSE.

You should be aware that the Fund may invest in foreign securities. Foreign securities sometimes trade on exchanges that are open on days when the new York Stock Exchange is closed. Accordingly, when the Fund is investing in such securities, the NAV on your shares could change on days when you cannot purchase or redeem shares.

The public offering price for Class A shares is the NAV plus the applicable sales charge. The public offering price for Class B and C shares is NAV.

YOU HAVE THREE DIFFERENT WAYS TO INVEST WITH THREE SEPARATE PRICING OPTIONS.
You need to understand your choices so that you can choose the pricing options that best suits your investing needs.

CLASS A SHARES:   With this  option you pay a one-time  front-end  sales  charge each time you buy shares. Front-end sales charges are deducted from your investment before shares are purchased. However, you
                  pay   no   sales   charges   on   reinvested   dividends   and
                  distributions.

CLASS B SHARES:   With this option there are no up-front sales charges,  so 100%
                  of your money is invested in the Fund each time you buy shares. You also pay no sales charges on reinvested dividends and distributions. However, Class B shares are subject to a continuing distribution (12b-1) fee of 0.75% and an additional servicing (12b-1) fee of 0.25% that lasts for six years. Also, if you redeem your shares in less than six years, your redemption proceeds will be subject to a contingent deferred sales charge ("CDSC") of up to 5.5%.

CLASS C SHARES:   With this option there are no up-front sales charges,  so 100%
                  of your money is invested in the Fund each time you buy shares. You also pay no sales charges on reinvested dividends and distributions. However, Class C shares are subject to a continuing distribution and servicing (12b-1) fees of 1.00%.
                  Also, if you redeem your shares in less than two years, your redemption proceeds will be subject to a CDSC of 1.00%.

WHICH OPTION SHOULD YOU CHOOSE?
It depends on your individual circumstances. Paying the lowest up-front charges won't necessarily be the least expensive option over time. For example, if you intend to hold your shares for a long period of time, it may actually cost you less to buy Class A shares than either Class B or C shares.

Payments for Fund shares must be in U.S. dollars and in order to avoid fees and delays, should be drawn on a U.S. bank. Fund management reserves the right to reject any purchase order for Fund shares if, in the Fund's opinion, such an order would cause a material detriment to existing shareholders. Your purchase of Fund shares is subject to the following minimum investment amounts:

Minimum Investment         To Open Account           Additional Investments
                           ---------------           ---------------------
Class A Shares
--------------
Regular Account            $2,500                    $100
IRAs                       $2,000                    $100

Class B Shares
--------------
Regular Account            $2,500                    $100
IRA's                      $2,000                    $100

Class C Shares
--------------
Regular Accounts           $2,500                    $100
IRA's                      $2,000                    $100

Opening And Adding To Your Account
----------------------------------
You can invest directly in the Fund in a number of ways. Simply choose the one that is most convenient for you. Any questions you may have can be answered by calling 1-877-593-8637. You may also purchase Fund shares through broker-dealers or other financial organizations.

Purchase By Mail
----------------
To purchase shares of the Fund by mail:

o    Complete and sign the Account Application included in this prospectus.

o Enclose your check or other negotiable bank draft made payable to The Gemini Global Internet Fund.

o Mail you application and check to the Fund's transfer agent using the self-addressed and stamped envelope included in this prospectus.

When purchasing by mail, your purchase order, if accompanied by payment, will be processed upon receipt by Mutual Shareholder Services, the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the Exchange (currently 4:00 p.m. East Coast time), your shares will be purchased at the Fund's public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the public offering price determined as of the close of regular trading on the next business day.

To make additional purchases by mail, send a check or other negotiable bank draft payable to the Gemini Global Internet Fund to the Transfer Agent at the address below. Be sure to put your account number on your check and indicate which share class you want to purchase. If you fail to indicate a share class, Class A shares will be purchased for you.

If you need an Account Application or any other information relating to your account with the Fund, you may contact the Transfer Agent at:

                           Mutual Shareholder Services
                       1301 East Ninth Street, Suite 3600
                               Cleveland, OH 44114
                                 1-877-593-8637

By Wire Transfer
----------------
To purchase shares of the Fund by wire transfer:

o Call the Transfer agent at 1-877-593-8637. A representative will mail or fax an Account Application to you and assign you an account number.

o Contact your bank or financial institution and instruct them to wire immediately available funds to:

                             Fifth Third Bank, N.A.
                                Cincinnati, Ohio
                                 ABA # 042000314
                                  For Credit to
                               Gemini Funds, Inc.
                            ACCT # _________________
                                 For Account of
                                   [YOUR NAME]
                   ACCT # [Your account number with the Fund]

Subsequent Purchases
--------------------
To make additional purchases of Fund shares by wire, instruct your bank to wire immediately available funds to the Transfer Agent using the same wiring instructions as above, but also indicate on the wire that you are purchasing additional shares and indicate which share class to purchase. If you do not indicate a share class, Class A shares will be purchased.

If you purchase Fund shares by wire, you must complete and file an Account Application with the Transfer Agent before any of the shares purchased can be redeemed. You should contact your bank or other financial institution for information on sending funds by wire, including any charges that your bank may make for these services.

Through a Registered Investment Professional
--------------------------------------------
You may buy shares of the Fund through brokers, dealers and other financial professionals that have entered into agreements with the Fund's principal underwriter to sell Fund shares. Simply call your investment professional to see if he or she can buy shares for you.

If you are a client of a securities broker or other financial organization, you should note that such organizations may charge a separate fee for administrative services in connection with investments in Fund shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

Telephone Purchases
-------------------
In order to be able to purchase shares by telephone, your account authorizing such purchases must have been established prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the per share public offering price determined at the close of business on the day that the transfer agent receives payment through the Automatic Clearing House. Call the Transfer Agent for details.

You may make purchases by telephone only if you have an account at a bank that is a member of the Automated Clearing House. Most transfers are completed within three business days of your call. To preserve flexibility, the Company may revise or eliminate the ability to purchase Fund shares by phone, or may charge a fee for such service, although the Company does not currently expect to charge such a fee.

Mutual Shareholder Services, the Fund's transfer agent, employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephonic instructions, providing written confirmations of all such transactions, and/or tape recording all telephonic instructions. Assuming procedures such as the above have been followed, neither the Transfer Agent nor the Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Company shall have authority, as your agent, to redeem shares in your account to cover any such loss. As a result of this policy, you will bear the risk of any loss unless the Fund has failed to follow procedures such as the above. However, if the Fund fails to follow such procedures, it may be liable for such losses.

Automatic Investment Plan
-------------------------
Once you have established an account with the Fund and made your initial purchase, you can make additional purchases through an Automatic Investment Plan. You can have money automatically transferred from your checking, savings or other banking account on a weekly, bi-weekly, monthly, or bi-monthly basis. To be eligible to participate in this plan, your financial institution must be a member participant in the Automated Clearing House ("ACH") system. Contact your financial institution to see if they qualify. You can choose to participate in the plan by so indicating on your initial account application and submitting a void check, or you can join at any time by contacting the Transfer Agent. You can also terminate your participation at any time by contacting the Transfer Agent.

CLASS A SHARES.
Class A shares are offered at their public offering price, which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The following sales charges apply to your Class A share purchases:

                          SALES CHARGE       SALES CHARGE
                          AS A % OF          AS A % OF               DEALER
AMOUNT INVESTED           OFFERING PRICE     NET AMOUNT INVESTED     REALLOWANCE
---------------           --------------     -------------------     -----------
Less than   $ 49,999      5.50%              5.82%                   5.00%
$50,000 to  $ 99,999      4.75%              4.99%                   4.25%
$100,000 to $249,999      3.75%              3.76%                   3.25%
$250,000 to $499,999      2.75%              2.76%                   2.50%
$500,000 and above        2.00%              2.00%                   1.75%

B/D Holdings, Inc., the Fund's principal underwriter (the "Distributor"), will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the Distributor to sell shares of the Fund. The dealer's concession may be changed from time to time. The Distributor may from time to time offer incentive compensation to dealers who sell shares of the Fund subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

Exemptions from Sales Charges
-----------------------------
The Fund will waive sales charges for purchases by fee-based registered investment advisers for their clients, broker/dealers with wrap fee accounts, registered brokers for their own accounts, employees and employee related accounts of the Adviser, and for an organization's retirement plan that places either (i) 50 or more participants or (ii) $300,000 or more of combined participant initial assets into the Fund. For purchasers that qualify for fee waiver, shares will be purchased at net asset value. The Fund may also waive sales charges on a case-by-case basis, at its sole discretion.

Reduced Sales Charges
---------------------
You may qualify for a reduced sales charge by aggregating the net asset value of all your Class A shares previously purchased in the Fund with the dollar amount of additional shares to be purchased. For example, if you already owned Class A shares in the Fund with an aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares, your sales charge on the additional purchase would be 2.00% instead of 4.75%, because you had accumulated more than $500,000 in Class A Shares. Call the Transfer Agent or your investment professional for advice on how to minimize your sales charges.

Letter of Intent
----------------
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

Miscellaneous Purchase Information
----------------------------------
All applications to purchase shares of the Funds are subject to acceptance or rejection by authorized officers of the Company and are not binding until accepted. Applications will not be accepted unless they are accompanied by payment in U.S. funds. Payment must be made by check or money order drawn on a U.S. bank, savings & loan or credit union. The Custodian will charge a $20.00 fee against your account, in addition to any loss sustained by the Fund, for any payment check returned to the Custodian for insufficient funds. The Company reserves the right to refuse to accept applications under circumstances or in amounts considered disadvantageous to shareholders. If you place an order for Fund shares through a securities broker, and you place your order in proper form before 4:00 p.m. East Coast time on any business day in accordance with their procedures, your purchase will be processed at the public offering price calculated at 4:00 p.m. on that day, if the securities broker then transmits your order to the Transfer Agent before the end of its business day (which is usually 5:00 p.m. East Coast time). The securities broker must send to the Transfer Agent immediately available funds in the amount of the purchase price within three business days for the order.

Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure. For economy and convenience, share certificates will not be issued.

Distribution & Servicing (12b-1) Fees
-------------------------------------
The Fund has adopted Plans of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Distribution Plan"), for each share class. The Distribution Plans provide that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares, including but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents.

Under the Class A Distribution Plan, the Fund pays the Adviser and/or others a fee for distribution and/or shareholder servicing expenses of 0.25% per annum of the Fund's average daily net assets.

Under the Class B Distribution Plan, the Fund pays the Adviser a fee of 1.00 % per annum of the Fund's average daily net assets on its Class B shares (0.75% of which consists of distribution fees). This fee reimburses the Adviser for broker fees advanced on behalf of the Fund to brokers, dealers and other persons who provide distribution and other services to the Fund to help sell Class B shares. The 0.75% distribution fee terminates after the Class B shares convert to Class A shares, generally after seven years.

Under the Class C Distribution Plan, the Fund pays the Adviser and/or others a fee of 1.00 % per annum of the Fund's average daily net assets on its Class C shares (0.75% of which consists of distribution fees). This fee is available to brokers, dealers and other persons who provide distribution and other services to the Fund to help sell Class C shares.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the National Association of Securities Dealers due to the recurring nature of Distribution (12b-1) fees.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

By Mail
-------
Sale requests should be mailed via U.S. mail or overnight courier service to:

          Mutual Shareholder Services
          1301 East Ninth Street, Suite 3600
          Cleveland, OH  44114

The selling price of the shares being redeemed will be your Fund's per share net asset value next calculated after receipt of all required documents in Good
Order, less any contingent deferred sales charges. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

Signature Guarantees
--------------------
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)   if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii) if the proceeds are to be made payable to someone other than the account's owner(s);
(iv)  any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Company or Declaration Service Company within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Fund from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions and be accompanied by the words "Signature Guarantee."

By Telephone
------------
You may redeem your shares in the Fund by calling the Transfer Agent at 1-877-593-8637 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by the Company or the Transfer Agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Transfer Agent by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you may be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect a redemption by telephone if desired.

Shares purchased by check for which a redemption request has been received may be delayed until the check or payment received for investment has cleared, which may take up to fifteen (15) days.

By Wire
-------
You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. A $10 fee is charged for outgoing wires.

Redemption At The Option Of The Fund
------------------------------------
If the value of the shares in your account falls to less than $1000, the Company may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have thirty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This involuntary redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Company reserves this right because of the expense to the Fund of maintaining very small accounts.

Redeeming Class B Shares
------------------------
Class B shares are subject to a declining CDSC for six years after purchase. The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. If a CDSC is imposed, it will be an amount equal to the lesser of the current market value or the cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions. For Class B shares, the following CDSC charges apply:

Redemption Within             CDSC Percentage

First Year...............          5.50%
Second Year..............          4.50%
Third Year...............          3.50%
Fourth Year..............          3.50%
Fifth Year...............          2.50%
Sixth Year...............          1.50%
Thereafter...............          None

When you send a redemption request to the Fund, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC Waivers
------------
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Internal Revenue Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) on annual withdrawals up to 10% of the value of the account, (iv) pursuant to the right of the Fund to liquidate a shareholder's account.

Conversion Feature
------------------
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.50% sales charge is recovered by the Fund for each investment account. The sales charge is recoverable by the Fund through the distribution fees paid under the Fund's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges.

Redeeming Class C Shares
------------------------
Class C shares are subject to a CDSC of 1.00% of the redemption proceeds if they are redeemed within two years of purchase. There is no CDSC on Class C shares held longer than two years. Shares acquired through reinvested dividends and distributions are not subject to the CDSC. When you send a redemption request to the Fund, unless you specify otherwise, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by the Funds are derived from net investment income. Net investment income will be distributed at least annually. A Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

A Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of your Fund.

You may change the manner in which your dividends are paid at any time by writing to the Transfer Agent.

                                  FEDERAL TAXES

As with any investment, you should consider the tax implications of an investment in the Fund. The following is only a short summary of the important tax considerations generally affecting the Fund and its shareholders. You should consult your tax adviser with specific reference to your own tax situation.

The Fund intends to qualify and maintain its qualification as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Fund itself is not required to pay federal income taxes on the earnings. Accordingly, the Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of the Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When a Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Fund will notify you annually as to the tax status of dividend and capital gains distributions paid by the Fund. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of the Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                               GENERAL INFORMATION

Total return for each Fund may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              FOR MORE INFORMATION

Additional information about the Fund is available in the Fund's Statement of Additional Information (SAI). The SAI contains more detailed information on all aspects of the Fund. A current SAI, dated August 15, 2000, has been filed with the SEC and is incorporated by reference into this prospectus.

To receive information concerning the Fund, or to request a copy of the SAI or other documents relating to the Fund, please contact the Fund at:

                               Gemini Funds, Inc.
                         c/o Mutual Shareholder Services
                       1301 East Ninth Street, Suite 3600
                               Cleveland, OH 44114

                                 1-877-593-8637

Or you may visit our web site on the Internet at WWW.INTERNETINDUSTRYFUND.COM:

You may also receive information concerning the Fund, or request a copy of the SAI or other documents relating to the Fund, by contacting the Securities and Exchange Commission:

IN PERSON:  at the SEC's Public Reference Room in Washington, D.C.

BY PHONE:  1-800-SEC-0330

BY  MAIL:  Public  Reference  Section,   Securities  and  Exchange   Commission,
Washington, D.C. 20549-6009 (duplicating fee required)

ON THE INTERNET:  www.sec.gov

                           Investment Company Act No.
                                    811-9443

                       STATEMENT OF ADDITIONAL INFORMATION

                              Dated August 15, 2000


                               GEMINI FUNDS, INC.
                            95 River Street, Suite 5A
                                Hoboken, NJ 07030

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Gemini Global Internet Fund, dated August 15, 2000. Requests for copies of the Prospectus should be made by writing to Gemini Funds, Inc., 95 River Street, Suite 5A, Hoboken, NJ 07030 or by calling the Fund at 1-877-593-8637.

                                TABLE OF CONTENTS

Gemini Funds, Inc.
Investment Policies and Restrictions
Investment Adviser
Directors and Officers
Principal Holders of Securities
Performance Information
Purchasing and Redeeming Shares
Tax Information
Portfolio Transactions
Fund Service Providers
Independent Accountants
Legal Counsel
Financial Statements

                               GEMINI FUNDS, INC.

Gemini Funds, Inc (the "Company") was organized on July 9, 1999 as a Maryland corporation, and is a mutual fund company of the type known as an open-end, management investment company. It did not begin operations until August, 2000 nor commence offering its shares until that time. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors.

The Company is authorized to issue 100,000,000 shares of .001 cent par value common capital stock. The Company's Articles of Incorporation permit its Board of Directors to classify any unissued shares into one or more classes of shares. The Board has authorized the issuance of 15,000,000 shares of The Gemini Global Internet Fund (the "Fund") which are offered by this prospectus.

The Fund is a "non-diversified" Fund. Non-diversified funds can be riskier investments than diversified funds. The Investment Company Act of 1940 defines a "diversified" fund to mean that as to 75% of the fund's total net assets (valued at the time of investment) a fund will not invest more than 5% of its net assets in securities of any one issuer other than in securities of the US Government and its agencies and instrumentalities, thereby reducing the risk of loss. The

Fund normally will invest,  except in defensive periods, at least 80% of its net
assets  in  domestic  and  foreign   companies   engaged  in  the  internet  and
internet-related activities.

The Fund's shares are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights.

The Company will not hold annual shareholder meetings. Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund. The Fund may hold special shareholder meetings, if required, and shareholders may remove directors of the Company. The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                      INVESTMENT POLICIES AND RESTRICTIONS

The  Fund's  principal  investment  objective  and  investment   strategies  are
discussed in the prospectus. The complete list of investment limitations and restrictions for the Fund are listed below:

The Fund will not:

1. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

2. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 15% of the value of the Fund's assets at the time of borrowing;

3. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

4.   Make margin purchases or short sales of securities;

5. Invest in companies for the purpose of management or the exercise of control;

6. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements), or lend its portfolio securities.

7. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

8.   Invest in oil, gas or other mineral exploration or development programs;

9. Purchase or sell real estate or real estate loans or real estate limited partnerships;

10.  Purchase warrants on securities.

11.  Issue senior securities.

12.  Invest in commodities, or futures and options on commodities.

13. Invest less than 80% of its net assets (valued at the time of investment) in Internet Companies, as that term is defined in the Prospectus, except for temporary defensive purposes. The result of this policy is that the Fund will be "non-diversified".

Restrictions 1 through 13 listed above are fundamental investment policies for the Fund and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 15% of its net assets in securities that are not readily marketable (illiquid);
b. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization (in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds total net assets (valued at time of investment) in all investment company securities purchased by the Fund);
c. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its total assets at cost;
d. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts.

The Fund will normally invest at least 80% of its total net assets in the securities of Internet Companies. This is a fundamental and principal investment strategy of the Fund. What follows is a description of all of the securities in which the Fund may invest:

COMMON STOCKS. The Fund will ordinarily invest at least 80% of its total assets in common stock or securities convertible into common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in common stock of foreign issuers which are publicly traded on U.S. exchanges, either directly or in the form of American Depository Receipts (ADRs). The Fund will only invest in ADRs that are issuer sponsored. Sponsored ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.

PREFERRED STOCK. The Fund may invest, without limitation, in preferred stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

CONVERTIBLE SECURITIES. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

OPTIONS ON EQUITIES. Although the Fund will not normally do so, the Fund may occasionally invest in options contracts to decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index.

The Fund may write (i.e. sell) covered call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Options contracts can include long-term options with durations of up to three years.

The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed five percent (5%) of the Fund's total net assets. When writing covered call options, to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of the underlying securities upon which the option was written, cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

DEBT SECURITIES. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk. The Fund will invest only in debt securities rated BBB or higher by Standard & Poors rating service, or B or higher by Moody's Rating service.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

MONEY MARKET FUNDS. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

REPURCHASE AGREEMENTS. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

CASH RESERVES. The Fund may hold up to 100% of its net assets in cash to maintain liquidity and for temporary defensive purposes.

The Fund may take a temporary defensive position when, in the Adviser's opinion, market conditions are such that investing according to the Fund's normal investment objectives would place the Fund in imminent risk of loss. In such an event, the Adviser could temporarily convert some or all of the Fund's investments to cash. Such actions are subject to the supervision of the Board of Directors. You should be aware that any time the Fund is assuming a temporary defensive position, the Fund will not be invested according to its investment objectives, and its performance will vary, perhaps significantly, from its norm.

RESTRICTED AND ILLIQUID SECURITIES.
The Fund will not invest more than 15% of its net assets in securities that the Adviser determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS.
The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Adviser's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

PORTFOLIO TURNOVER.
The Fund has no operating history and therefore has no annual reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 100%.

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, Gemini Management 7 Research, LLC, is set forth in the prospectus.

The Adviser is a new Jersey Limited Liability Company. Marcel L. Engenheiro is the President and Chief Executive Officer with a 25% interest in the Adviser and Paulo da Silva and Mark Boehme are Managing Directors, each with a 25% interest in the Adviser.

The Advisory Agreement with the Fund provides that the Adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Advisory Agreement expires on August 31, 2002, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund is managed by the Advisor subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

-----------------------------------------------------------------------------------------------------------
Name, Age, Business Address     Position(s) with the       Principal Occupation(s) for the Last Five (5)
                                Company                    Years
-----------------------------------------------------------------------------------------------------------
Marcel L. Engenheiro* (Age 31)  President, Director,       President, Chief Executive Officer of the
95 River Street, Suite 5A,      Chairman of the Board      Adviser since January, 1999. Senior Account
Hoboken, NJ 07030                                          Manager, Canadian Imperial Bank, Toronto, Canada
                                                           from 1996 through 1998.  Customer Servicing
                                                           Representative with Sottomayor Bank, Canada,
                                                           Toronto, Canada, from 1992 through 1994.
                                                           Bachelor of Arts degree, University of Toronto,
                                                           Canada, 1994.
-----------------------------------------------------------------------------------------------------------
Paulo da Silva* (Age 28)        Treasurer, Director        Managing Director of the Adviser since July,
95 River Street, Suite 5A,                                 1999. Securities Trader, Bank of America,
Hoboken, NJ 07030                                          Chicago, IL, from 1998 to 1999.  Securities
                                                           trader, NationsBank, London, England, from 1995
                                                           through 1998.  Clerk, Toronto Stock Exchange,
                                                           1994 through 1995.  Bachelor of Commerce degree
                                                           in finance, University of Toronto, Canada, 1994.
-----------------------------------------------------------------------------------------------------------

                                       7

-----------------------------------------------------------------------------------------------------------
Mark M. Boehme* (Age 39)        Secretary, Director        Managing Director and Portfolio Manager for the
95 River Street, Suite 5A,                                 Adviser since May, 2000.  Senior Equity Analyst
Hoboken, NJ 07030                                          for Commerzbank, NY., from 1992 to 2000.  Mr.
                                                           Boehme is a Level 1 Certified Financial Analyst
                                                           and holds NASD Series 7, 16, 24 and 8 licenses
-----------------------------------------------------------------------------------------------------------
James R. Hocking                Director                   Partner, Cornell Group International Consulting,
(Age 71)                                                   Inc., an executive search firm, since 1999.
300 Park Avenue, Suite 1700                                Formerly a private consultant to investment and
New York, NY  10022                                        manufacturing firms from 1993 to 1999.  Over 40
                                                           years senior management experience in investment
                                                           and financial services field, including senior
                                                           management level positions with Citibank,
                                                           Templeton Funds, Schroder Capital Management,
                                                           Inc., John Hancock Life Insurance Company and
                                                           Continental Illinois Bank,  Mr. Hocking also
                                                           served as a US Navy Deck Officer and as a Navy
                                                           Intelligence Officer.
-----------------------------------------------------------------------------------------------------------
Paul F. Sarita (Age 59)         Director                   1997- Present:  Director, Executive Education
95 River Street, Suite 5A,                                 Institute, University of Victoria, Canada.
Hoboken, NJ 07030                                          1997- Acting President, Marathon Mutual Funds,
                                                           series of First Marathon, Inc.  1995-1996-
                                                           Chairman, CIBC Securities, Inc., a securities
                                                           subsidiary of Canadian Imperial Bank of
                                                           Commerce.  1985-1994:  Senior management in a
                                                           variety of positions with Royal Trust/Royal Bank
                                                           of Canada. Mr. Sarita has over 30 years
                                                           experience in the financial services and mutual
                                                           fund industries.
-----------------------------------------------------------------------------------------------------------
James W. Bradshaw (Age 65)      Director                   President and founder, Bradshaw Management,
55 University Ave., Suite 605                              Inc., a Canadian broker/dealer firm, since
Toronto, Ontario, M5J 2H7                                  1994.  Mr. Bradshaw has held a variety of
                                                           management level positions in the financial and
                                                           mutual funds industries since 1965, including
                                                           senior management level positions with the
                                                           Templeton fund Group.
-----------------------------------------------------------------------------------------------------------

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

Mr. Marcel L. Engenheiro is the President of the Adviser, the President, and a Director of the Company, and a controlling shareholder of the Fund. As such, Mr. Engenheiro is considered to be an "affiliated person" of the Fund and a "control person" of the Fund.

Mr. Paulo da Silva and Mr. Mark M. Boehme are each Managing Directors of the Adviser, Directors of the Company, and controlling shareholders of the Adviser. As such, each is considered to be an "affiliated person" of the Fund and a "control person" of the Adviser.

The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending September 30, 2000.

---------------------------------------------------------------------------------------------------------
                                              Pension or
                                              Retirement                               Total Compensation
                            Aggregate         Benefits Accrued     Estimated Annual    From Fund and Fund
Name of Director,           Compensation      as Part of Fund      Benefits Upon       Complex Paid to
Position(s)                 from Company      Expenses             Retirement          Director
---------------------------------------------------------------------------------------------------------
Marcel L. Engenheiro,
President, Chairman            $0.00             $0.00                $0.00               $0.00
---------------------------------------------------------------------------------------------------------
Paulo da Silva,
Treasurer                      $0.00             $0.00                $0.00               $0.00
---------------------------------------------------------------------------------------------------------
Mark M. Boehme,                $0.00             $0.00                $0.00               $0.00
Secretary
---------------------------------------------------------------------------------------------------------
James R. Hocking               $0.00             $0.00                $0.00               $0.00
---------------------------------------------------------------------------------------------------------
Paul F. Sarita                 $0.00             $0.00                $0.00               $0.00
---------------------------------------------------------------------------------------------------------
James R. Hocking               $0.00             $0.00                $0.00               $0.00
---------------------------------------------------------------------------------------------------------

                         PRINCIPAL HOLDERS OF SECURITIES

The Adviser intends to purchase all of the Fund's outstanding shares prior to its public offering. Accordingly, it will be deemed to then control the Fund and will have significant influence over the Fund and its operations.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)    = ERV

Where:    P = a hypothetical initial investment of $1000
          T = average annual total return
          n = number of years
          ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                          Yield = 2[(a-b/cd + 1)6 - 1]

Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends d = the maximum offering price per share on the last day of the period

The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions are discussed in the prospectus.

Redemptions will be made at net asset value, less any applicable CDSC, depending on share class. Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading.

                                 TAX INFORMATION

Taxation Of The Fund. The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. The Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities. However, if the Fund does not qualify, all of its earnings would be subject to federal income tax at the prevailing corporate income tax rates.

Taxation Of The Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. Since investment decisions are based on the anticipated contribution of a security to the Fund's investment objective, the rate of portfolio turnover is not a factor when the Adviser believes a change is in order to achieve those objectives. The Fund expects that its annual portfolio turnover rate will not exceed 100% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluation of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers who are paid commissions directly.

                             FUND SERVICE PROVIDERS

The Fund could not function without the services provided by certain companies. With the Board's permission, the Adviser and the Fund have entered into contracts with the following companies. All fees charged by these companies will be paid by the Adviser.

Custodian
---------
Fifth Third Bank, N.A., Cincinnati, Ohio (the "Custodian"), holds the investments and other assets that the Fund owns. The Custodian is responsible for receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Fund, and performing other administrative duties, all as directed by persons authorized by the Fund. The Custodian does not exercise any supervisory function in such matters as the purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Fund. Portfolio securities of the Fund are maintained in the custody of the Custodian and may be entered in the Federal Reserve Book Entry System, or the security depository system of The Depository Trust Company.

Transfer, Dividend Disbursing And Accounting Services Agent
-----------------------------------------------------------
Mutual Shareholder Services, 1301 East Ninth Street, Cleveland, Ohio provides transfer agency and dividend disbursing services for the Fund pursuant to a written agreement with the Company and the Adviser, dated August 1, 2000. This means that its job is to maintain accurately the account records of all shareholders in the Fund as well as to administer the distribution of income earned as a result of investing in the Fund. Mutual Shareholder Services also provides accounting services to the Fund including portfolio accounting services, expense accrual and payment services, valuation and financial reporting services, tax accounting services and compliance control services.

Administration
--------------
Mutual Shareholder Services also acts as Administrator to the Fund pursuant to a written agreement with the Company and the Adviser, dated August 1, 2000. The Administrator supervises all aspects of the operations of the Fund except those performed by the Fund's investment adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value;
(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940;
(c) preparing financial statements contained in reports to stockholders of the Fund
(d)  preparing the Fund's federal and state tax returns;
(e)  preparing reports and filings with the Securities and Exchange Commission;
(f)  preparing filings with state Blue Sky authorities; and
(g)  maintaining the Fund's financial accounts and records

For the services to be rendered as Administrator, The Adviser shall pay mutual Shareholder Services an annual fee, paid monthly, based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month.

Principal Underwriter.
---------------------
B/D Holdings, Inc., 1301 East Ninth Street, Cleveland, Ohio (the "Distributor"), serves as principal underwriter for the Funds shares. The Distributor is a registered broker/dealer and is a member in good standing of the NASD. The Distributor facilitates the distribution of the Fund's shares, and is paid a fee by Adviser based on the average net assets of the Fund, as determined by valuations made as of the close of each business day of the month .

                             INDEPENDENT ACCOUNTANTS

McCurdy & Assoc, CPAs, Inc. has been selected as the independent accountants for the Fund. As such, it performs audits of the Fund's financial statements.

                                  LEGAL COUNSEL

David Jones & Assoc., P.C., 4747 Research Forest Drive, Suite 180, # 303, The Woodlands, TX 77381 has passed on certain matters relating to this registration statement and serves as counsel to the Company.

                              FINANCIAL STATEMENTS

To be provided by amendment.

                                     PART C
                                     ------

                                OTHER INFORMATION

Item 23.  Financial Statements and Exhibits

(a)  Articles of Incorporation- Included herein as Exhibit 23A
(b)  By-Laws- Included herein as Exhibit 23B
(c)  Instruments  defining  rights  of  Shareholders---None,   See  Articles  of
     Incorporation
(d)  Investment Advisory Contracts- Included herein as Exhibit 23D
(e)  Underwriting Contracts- Included herein as Exhibit 23E
(f)  Bonus or Profit Sharing Contracts--- None
(g)  Custodian Agreements- Included herein as Exhibit 23G
(h)  Other Material Contracts- Included herein as Exhibit 23H
(i)  Legal Opinion- Included herein as Exhibit 23I
(j)  Other opinions- Included herein as Exhibit 23J
(k)  Omitted Financial statements--- None
(l)  Initial Capital Agreements- Included herein as Exhibit 23L
(m)  Rule 12b-1 Plans- Included herein as Exhibit 23M
(n)  Financial Data Schedule--- NA

Item 24.  Persons Controlled by or Under Common Control With Registrant
--------  -------------------------------------------------------------

          See Caption "Principal Holders of Securities" in the Statement of Additional Information

Item 25.  Indemnification
--------  ---------------

(a) General. The Articles of Incorporation (the "Articles") of the Corporation provide that to the fullest extent permitted by Maryland and federal statutory and decisional law, as amended or interpreted, no director or officer of this Corporation shall be personally liable to the Corporation or the holders of Shares for money damages for breach of fiduciary duty as a director, and each director and officer shall be indemnified by the Corporation; provided, however, that nothing herein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation or the holders of Shares to which such director or officer would otherwise be subject by reason of breach of the director's or officer's duty of loyalty to the Corporation or its stockholders, for acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law or for any transaction from which the director derived any improper personal benefit. The By-Laws of the Corporation provide that the Corporation shall indemnify any individual who is a present or former director or officer of the Corporation and who, by reason of his or her position was, is or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (hereinafter collectively referred to as a "Proceeding") against judgments, penalties, fines, settlements and reasonable expenses actually incurred by such director or officer in connection with such Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law.

(b) Disabling Conduct. The By-Laws provide that nothing therein shall be deemed to protect any director or officer against any liability to the Corporation or its shareholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (such conduct hereinafter referred to as "Disabling Conduct").

     The By-Laws provide that no indemnification of a director or officer may be made unless: (1) there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the director or officer to be indemnified was not liable by reason of Disabling Conduct; or
     (2) in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the director or officer to be indemnified was not liable by reason of Disabling Conduct, which determination shall be made by: (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(c) Standard of Conduct. Under Maryland law, the Corporation may not indemnify any director if it is proved that: (1) the act or omission of the director was material to the cause of action adjudicated in the Proceeding and (i) was committed in bad faith or (ii) was the result of active and deliberate dishonesty; or (2) the director actually received an improper personal benefit; or (3) in the case of a criminal proceeding, the director had reasonable cause to believe that the act or omission was unlawful. No indemnification may be made under Maryland law unless authorized for a specific proceeding after a determination has been made, in accordance with Maryland law, that indemnification is permissible in the circumstances because the requisite standard of conduct has been met.

(d) Required Indemnification. Maryland law requires that a director or officer who is successful, on the merits or otherwise, in the defense of any Proceeding shall be indemnified against reasonable expenses incurred by the director or officer in connection with the Proceeding. In addition, under Maryland law, a court of appropriate jurisdiction may order indemnification under certain circumstances.

(e) Advance Payment. The By-Laws provide that the Corporation may pay any reasonable expenses so incurred by any director or officer in defending a Proceeding in advance of the final disposition thereof to the fullest extent permissible under Maryland law. In accordance with the By-Laws, such advance payment of expenses shall be made only upon the undertaking by such director or officer to repay the advance unless it is ultimately determined that such director or officer is entitled to indemnification, and only if one of the following conditions is met: (1) the director or officer to be indemnified provides a security for his undertaking; (2) the Corporation shall be insured against losses arising by reason of any lawful advances; or (3) there is a determination, based on a review of readily available facts, that there is reason to believe that the director or officer to be indemnified ultimately will be entitled to indemnification, which determination shall be made by: (i) a majority of a quorum of directors who are neither "interested persons" of the Corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the Proceeding; or (ii) an independent legal counsel in a written opinion.

(f) Insurance. The By-Laws provide that, to the fullest extent permitted by Maryland law and Section 17(h) of the Investment Company Act of 1940, the Corporation may purchase and maintain insurance on behalf of any officer or director of the Corporation, against any liability asserted against him or her and incurred by him or her in and arising out of his or her position, whether or not the Corporation would have the power to indemnify him or her against such liability.

Item 26.  Business and Other Connections of Investment Adviser
--------  ----------------------------------------------------

          None

Item 27.  Principal Underwriter
--------  ---------------------

          B/D Holdings, Inc., 1301 East Ninth Street, Cleveland, Ohio, serves as Principal Underwriter for the Company's shares. No officer, director or employee of the Principal Underwriter is affiliated with the Company, Fund, or Adviser.

          For the Company's fiscal year ending September 30, 2000, the Company paid the following compensation:

-------------------------------------------------------------------------------------------
                    Net underwriting    Compensation on
Name of Principal   Discounts and       Redemption and    Brokerage
Underwriter         Commissions         Repurchase        Commissions    Other Compensation
-------------------------------------------------------------------------------------------
NA
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------

Item 28.  Location of Accounts and Records
--------  --------------------------------

          The books and records of the Company, other than the accounting and transfer agency (including dividend disbursing) records, are maintained by the Fund at 95 River Street, Suite 5A, Hoboken, NJ 07030; the Fund's accounting and transfer agency records are maintained at Mutual Shareholder Services, 1301 East ninth Street, Suite 3600, Cleveland, OH 44114.

Item 29.  Management Services
--------  -------------------

          There are no management service contracts not described in Part A or Part B of Form N-1A.

Item 30.  Undertakings
--------  ------------

          Not Applicable

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-effective amendment to Registration Statement on Form N-1A to be signed on its behalf by the undersigned, hereunto duly authorized in Hoboken, NJ on the 10th day of July, 2000.

         GEMINI FUNDS, INC.

         /s/ Marcel L. Engenheiro
         ------------------------
         MARCEL L. ENGENHEIRO
         President, Chairman

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


NAME                            TITLE                         DATE
--------------------------------------------------------------------------------


/s/  Marcel L. Engenheiro       President, Chairman &
-------------------------       Director                      July 10, 2000
MARCEL L. ENGENHEIRO


/s/  Paulo da Silva             Treasurer &
-------------------             Director                      July 10, 2000
PAULO DA SILVA


/s/  Mark M. Boehme             Secretary &
-------------------             Director                      July 10, 2000
MARK M. BOEHME


/s/  James R. Hocking           Director                      July 10, 2000
---------------------
JAMES R. HOCKING


/s/  Paul F. Sarita             Director                      July 10, 2000
-------------------
PAUL F. SARITA


/s/  James W. Bradshaw          Director                      July 10, 2000
----------------------
JAMES W. BRADSHAW

                                  EXHIBIT INDEX

Exhibit 23A-   Articles of Incorporation of Registrant

Exhibit 23B-   By-laws of Registrant

Exhibit 23D- Investment Advisory Agreement between Registrant and Gemini Management & Research, LLC

Exhibit 23E- Underwriting Agreement between Registrant, Gemini Management & Research, LLC and B/D Holdings, Inc.

Exhibit 23G- Custodian Agreement between Registrant, Gemini Management & Research, LLC and Fifth Third Bank, N.A.

Exhibit 23H- Investment Company Services Agreement between Registrant, Gemini Management & Research, LLC and Mutual Shareholder Services, LLC

Exhibit 23I-   Opinion & Consent of David Jones & Assoc., P.C.

Exhibit 23J-   Opinion & Consent of McCurdy & Associates, CPAs, Inc.

Exhibit 23L- Subscription Agreement for Shares of the Gemini Global Internet Fund by Gemini Management & Research, LLC

Exhibit 23M-   Plan of Distribution Pursuant to Rule 12b-1